Goodwill and Intangible Assets	Nov. 18, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
NOTE 11. GOODWILL AND INTANGIBLE ASSETS
Goodwill
The changes in Dominion Energy and Dominion Energy Gas’ carrying amount and segment allocation of goodwill are presented below:

	Power Generation	Gas Infrastructure	Power Delivery	Corporate and Other (1)	Total

(millions)
Dominion Energy
Balance at December 31, 2016 (2)	$1,422	$4,051	$926	$—	$6,399
Dominion Energy Questar Combination	—	6 (3)	—	—	6

Balance at December 31, 2017 (2)	$1,422	$4,057	$926	$—	$6,405
Purchase Accounting Adjustment	—	5	—	—	5

Balance at December 31, 2018 (2)	$1,422	$4,062	$926	$—	$6,410

Dominion Energy Gas
Balance at December 31, 2016 (2)	$—	$1,466	$—	$—	$1,466
No events affecting goodwill	—	—	—	—	—

Balance at December 31, 2017 (2)	$—	$1,466	$—	$—	$1,466
Purchase Accounting Adjustment	—	5	—	—	5

Balance at December 31, 2018 (2)	$—	$1,471	$—	$—	$1,471

(1)	Goodwill recorded at the Corporate and Other segment is allocated to the primary operating segments for goodwill impairment testing purposes.
(2)	Goodwill amounts do not contain any accumulated impairment losses.
(3)	See Note 3.

Other Intangible Assets
The Companies’ other intangible assets are subject to amortization over their estimated useful lives. Dominion Energy’s amortization expense for intangible assets was $82 million, $80 million and $73 million for 2018, 2017 and 2016, respectively. In 2018, Dominion Energy acquired $127 million of intangible assets, primarily representing software and right-of-use
assets, with an estimated weighted-average amortization period of approximately 15 years. Amortization expense for Virginia Power’s intangible assets was $31 million for both 2018 and 2017 and $29 million for 2016. In 2018, Virginia Power acquired $49 million of intangible assets, primarily representing software, with an estimated weighted-average amortization period of 11 years. Dominion Energy Gas’ amortization expense for intangible assets was $11 million, $9 million and $11 million for 2018, 2017 and 2016, respectively. In 2018, Dominion Energy Gas acquired $35 million of intangible assets, primarily representing a contractual agreement with a local taxing authority, software and right-of-use
assets, with an estimated weighted-average amortization period of approximately 13 years. The components of intangible assets are as follows:

	2018		2017

At December 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

(millions)
Dominion Energy
Software, licenses and other	$1,033	$363	$1,043	$358

Virginia Power
Software, licenses and other	$384	$134	$347	$114

Dominion Energy Gas
Software, licenses and other	$179	$64	$151	$60

Annual amortization expense for these intangible assets is estimated to be as follows:

	2019	2020	2021	2022	2023

(millions)
Dominion Energy	$67	$56	$44	$34	$23

Virginia Power	$29	$23	$16	$12	$6

Dominion Energy Gas	$10	$9	$9	$7	$6